Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Financial Instruments
Derivative Financial Instruments, Exposure (Table)

	December 31, 2022	December 31, 2021

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$52,249.9	$47,927.4
Interest rate options	4,418.9	2,373.9
Interest rate forwards	2,527.5	2,181.6
Interest rate futures	877.5	1,774.5
Foreign exchange contracts:
Currency swaps	1,389.8	958.9
Currency forwards	32.0	6.8
Equity contracts:
Equity options	2,049.3	2,378.2
Equity futures	574.1	150.4
Credit contracts:
Credit default swaps	400.0	295.0
Other contracts:
Embedded derivatives	30,461.7	9,430.5
Total notional amounts at end of period	$94,980.7	$67,477.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$64.2	$205.9
Interest rate options	41.7	24.5
Interest rate forwards	0.1	15.3
Foreign exchange contracts:
Currency swaps	139.2	51.1
Currency forwards	0.9	0.4
Equity contracts:
Equity options	16.5	37.3
Credit contracts:
Credit default swaps	3.6	2.7
Total gross credit exposure	266.2	337.2
Less: collateral received	158.8	234.0
Net credit exposure	$107.4	$103.2

Derivative Financial Instruments, Fair Value Disclosures (Table)

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

	(in millions)
Derivatives designated as hedging instruments
Interest rate contracts	$20.0	$4.1	$105.1	$19.0
Foreign exchange contracts	134.6	48.4	19.3	17.2
Total derivatives designated as hedging instruments	$154.6	$52.5	$124.4	$36.2

Derivatives not designated as hedging instruments
Interest rate contracts	$81.1	$233.4	$439.9	$13.0
Foreign exchange contracts	0.9	0.4	0.4	—
Equity contracts	16.5	37.3	45.6	90.9
Credit contracts	3.5	2.6	2.0	2.2
Other contracts	—	—	(3,711.7)	320.9
Total derivatives not designated as hedging instruments	102.0	273.7	(3,223.8)	427.0

Total derivative instruments	$256.6	$326.2	$(3,099.4)	$463.2
(1)	The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2)	The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $(58.9) million and $320.9 million as of December 31, 2022 and December 31, 2021, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(3,652.8) million as of December 31, 2022, are reported with funds withheld payable on the consolidated statements of financial position.

Credit Derivatives Sold (Table)

	December 31, 2022
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.4	$40.0	2.5
BBB	190.0	2.2	190.0	3.1
BB	20.0	(0.2)	20.0	4.5
Sovereign
A	20.0	0.2	20.0	2.5
Total credit default swap protection sold	$270.0	$2.6	$270.0	3.1

	December 31, 2021
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.4	$20.0	3.5
BBB	110.0	1.7	110.0	3.0
Sovereign
A	20.0	0.5	20.0	3.5
Total credit default swap protection sold	$150.0	$2.6	$150.0	3.1

Fair Value Hedges (Table)

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Amortized cost of hedged item		amortized cost of the hedged item
hedged item is included	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021

	(in millions)
Fixed maturities, available-for-sale(1):
Active hedging relationships	$3,498.6	$1,859.9	$(153.4)	$(7.1)
Discontinued hedging relationships	48.8	79.7	1.3	2.8
Total fixed maturities, available-for-sale in active or discontinued hedging relationships	$3,547.4	$1,939.6	$(152.1)	$(4.3)
(1)	These amounts include the amortized cost basis of closed portfolios used to designate last-of-layer hedging relationships in which the hedged last layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2022 and December 31, 2021, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,256.9 million and $1,390.4 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(102.4) million and $(3.9) million, respectively, and the amount of the designated hedged items were $1,110.0 million and $510.0 million, respectively.

Cash Flow Hedges (Table)

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2022	2021	2020

		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(102.1)	$—	$(3.0)
Interest rate contracts	Investment contracts	15.9	4.1	—
Foreign exchange contracts	Fixed maturities, available-for-sale	84.2	53.4	(37.1)
Total		$(2.0)	$57.5	$(40.1)

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations (Table)

	For the year ended December 31, 2022
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$2,852.3	$(1.2)	$5,650.7

Gains on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(154.4)	$—	$—
Gain recognized on derivatives	151.6	—	—
Amortization of hedged item basis adjustments	(1.3)	—	—
Amounts related to periodic settlements on derivatives	5.2	—	—
Total gain recognized for fair value hedging relationships	$1.1	$—	$—

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$9.0	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	18.5	—
Amounts related to periodic settlements on derivatives	—	—	3.7

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	0.6	—
Amounts related to periodic settlements on derivatives	14.5	—	—
Total gain recognized for cash flow hedging relationships	$23.5	$19.1	$3.6

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$3,633.7	$(18.5)	$6,482.6

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts

	(in millions)
Total amounts of consolidated statement of operations line items in which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Derivatives Not Designated as Hedging Instruments (Table)

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2022	2021	2020

	(in millions)
Interest rate contracts	$(317.7)	$(33.8)	$342.7
Foreign exchange contracts	1.4	(4.7)	7.7
Equity contracts	20.7	(81.1)	(95.8)
Credit contracts	0.1	0.1	1.8
Other contracts(1)	4,024.8	86.0	(247.3)
Total	$3,729.3	$(33.5)	$9.1
(1)	Includes the change in the fair value of the funds withheld embedded derivative.